Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of carrying amount of VIE's consolidated assets and liabilities
	December 31, 2020	December 31, 2019
Current assets	$25,120,401	$11,190,351
Total non-current assets	$3,850,210	$69,088
Total assets	$28,970,611	$11,259,439
Total current liabilities	$10,968,645	$6,884,793
Total non-current liabilities	$2,967,193	$-

Schedule of operating results of the VIEs
	For the years ended December 31,
	2020	2019	2018
Revenue	$96,879,173	$61,775,903	$24,187,596
Operating expenses	$90,776,328	$60,071,451	$22,202,927
Net income	$4,576,721	$1,278,359	$1,477,907

Schedule of cash flow of the VIE's
	For the years ended December 31,
	2020	2019	2018
Net cash provided by (used in) operating activities	$7,329,182	$(856,332)	$156,921
Net cash used in investing activities	$(116,746)	$(46,135)	$(40,146)
Net cash provided by (used in) financing activities	$5,752,534	$636,702	$(7,318)
Net increase (decrease) in cash	$13,630,301	$(216,258)	$98,334

Schedule of estimated useful lives
Useful life
Electronic equipment	5 years
Office furniture	5 years